Acquisitions and Divestitures Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table presents the allocation of the acquisition date fair value of the major classes of the assets acquired, which are presented in the Northeast G&P segment, and liabilities assumed at March 18, 2019. The net assets acquired reflect the sum of the consideration transferred and the noncash elimination of the fair value of our existing equity-method investment upon our acquisition of the additional interest. The fair value of accounts receivable acquired, presented in current assets in the table, equals contractual amounts receivable. After the March 31, 2019 financial statements were issued, we received an updated valuation report from a third-party valuation firm. Significant changes from the preliminary allocation disclosed in the first quarter to the final allocation, which were recorded in the second quarter of 2019, reflect an increase of $169 million in goodwill, and decreases of $106 million in property, plant, and equipment and $61 million in other intangible assets.

(Millions)
Current assets, including $13 million cash acquired	$55
Property, plant, and equipment	1,387
Other intangible assets	328
Total identifiable assets acquired	1,770

Current liabilities	7
Total liabilities assumed	7

Net identifiable assets acquired	1,763

Goodwill	188
Net assets acquired	$1,951

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma Revenues and Net income (loss) attributable to The Williams Companies, Inc. for the years ended December 31, 2019 and 2018, respectively, are presented as if the UEOM acquisition had been completed on January 1, 2018. These pro forma amounts are not necessarily indicative of what the actual results would have been if the acquisition had in fact occurred on the date or for the periods indicated, nor do they purport to project Revenues or Net income (loss) attributable to The Williams Companies, Inc. for any future periods or as of any date. These amounts do not give effect to any potential cost savings, operating synergies, or revenue enhancements to result from the transaction or the potential costs to achieve these cost savings, operating synergies, and revenue enhancements.

	Year Ended December 31,
	2019	2018
	(Millions)
Revenues	$8,233	$8,836
Net income (loss) attributable to The Williams Companies, Inc.	928	(128)